DEBT - Revolving Credit Facility (Details) - Revolving Credit Facility	12 Months Ended
Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Basis points on periodic interest rate (as percent)	1.25%
Commitment fee (as percent)	0.175%
Borrowings or repayments	$ 0
Available borrowings	293,000,000
Letters of credit	$ 7,000,000
Credit Spread Adjustment
Debt Instrument [Line Items]
Basis points on periodic interest rate (as percent)	0.10%